CHANGE OF PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2021
Change Of Presentation Currency
CHANGE OF PRESENTATION CURRENCY

3.	CHANGE OF PRESENTATION CURRENCY

Effective October 6, 2021, the functional currency of the Company’s parent, Vicinity Motor Corp. has changed from Canadian dollars to United State dollars as financing for operations are now raised in US dollars.

The Company has also decided to change its presentation currency from Canadian dollars to United States dollars. The change in the financial statement presentation currency is considered an accounting policy change and has been accounted for retrospectively. The balance sheets for each period presented have been translated from the related subsidiary’s functional currency to the new US dollar presentation currency at the rate of exchange prevailing at the respective balance sheet date except for equity items, which have been translated at accumulated historical rates from the related subsidiary’s date of incorporation. The statements of income and comprehensive income were translated at the average exchange rates for the reporting period, or at the exchange rate prevailing at the date of transactions. Exchange differences arising in 2019 on translation from the related subsidiary’s functional currency to the United States dollar presentation currency have been recognized in other comprehensive income and accumulated as a separate component of equity.

In prior reporting periods, the translation of the Company’s subsidiaries that had a United States dollar functional currency into the Company’s presentation currency of the Canadian dollar gave rise to a translation adjustment which was recorded as an adjustment to accumulated other comprehensive income (“AOCI”), a separate component of shareholder’s equity. With the retrospective application of the change in presentation currency from the Canadian dollar to the US dollar, the AOCI related to the translation of US dollar functional currency subsidiaries was eliminated. However, with the retrospective application of the change in presentation currency to the US dollar, the Company’s Canadian operating company, which has a Canadian dollar functional currency, resulted in an AOCI balance.

a)     Adjustment to previously reported financial information due to change in presentation currency

For comparative purposes, the consolidated balance sheets as at December 31, 2020 and January 1, 2020 include adjustments to reflect the change in the presentation currency to the US dollar, which is a change in accounting policy. The exchange rates used to translate the amounts previously reported into US dollars at December 31, 2020 were 1.2732 CAD/USD, and at January 1, 2020 were 1.2988 CAD/USD. Refer to Note 24 for the effects of the translation.

For comparative purposes, the consolidated statement of loss and comprehensive loss for the year ended December 31, 2020 includes adjustments to reflect the change in the presentation currency to the US dollar, which is a change in accounting policy. The exchange rates used to translate the amounts previously reported into US dollars for the year ended December 31, 2020 were the monthly average rates for the period.